Significant accounting policies - Intangible assets (Details)	Dec. 31, 2025
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years